Related Party Transactions (Details) (KRW) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 GungHo Online Entertainment Incorporated	Jun. 24, 2008 GungHo Online Entertainment Incorporated	Apr. 01, 2008 GungHo Online Entertainment Incorporated	Dec. 31, 2012 Ingamba LLC	Dec. 31, 2011 Ingamba LLC
Related Party Transactions
Sales to related parties	18,562	30,061	29,110				138	275
Purchases from related parties	1,212	3,312	2,139
Amounts due from related parties	1,773	2,657	3,573					47
Amounts due to related parties	5,756	6,699	6,373
Description of business
Majority ownership interest in Gravity acquired during the period (as a percent)				59.31%	6.92%	52.39%
Revenue from related parties	18,562	30,061	29,110				138	275
Due from related parties	1,773	2,657	3,573					47